Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Nine Months Ended September 30, 2016 and 2017 (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Research and development expense, patent cost			$ 42,259